COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 5,470,177	$ 17,083,822
Financial sector	28,098	38,821
Current accounts	10,885,298	10,287,013
Savings accounts	39,992,352	72,085,308
Time deposits and investments accounts	29,717,376	41,818,262
Others	2,914,876	4,682,975
Deposits	$ 89,008,177	$ 145,996,201	$ 128,119,290